SIMPSON THACHER & BARTLETT LLP
425 Lexington Avenue
New York, New York 10017

VIA EDGAR	July 25, 2007

Re: Sirius Satellite Radio Inc. Registration Statement on Form S-4

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Ladies and Gentlemen:

     On behalf of Sirius Satellite Radio Inc., a Delaware corporation (“Sirius”), we hereby submit for filing by electronic transmission a Registration Statement on Form S-4 with respect to registration under the Securities Act of 1933, as amended (the “Securities Act”), of common stock, par value $0.001 per share, of Sirius issuable in the pending merger of XM Satellite Radio Holdings Inc., a Delaware corporation (“XM”), with a newly formed, wholly-owned subsidiary of Sirius, with XM thereupon becoming a wholly-owned subsidiary of Sirius.

     The $138,458.75 filing fee, calculated pursuant to Rules 457(c) and 457(f) under the Securities Act, has been transmitted by wire transfer of immediately available funds to the Securities and Exchange Commission’s lockbox depository for credit to Sirius’ account.

     If you have any questions with respect to the foregoing, please call Gary Sellers (212-455-2695) or Simone Bono (212-455-3644) of this firm.

Very truly yours,

SIMPSON THACHER & BARTLETT LLP